Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities

(in millions of Canadian dollars)	2011	2010
Trade payables	$387	$226
Accrued charges	245	191
Payroll-related accruals	103	165
Accrued vacation	76	77
Accrued interest	64	64
Personal injury and other claims provision	53	51
Dividends payable	51	46
Income and other taxes payable	39	31
Provision for environmental remediation and restructuring	35	43
Stock-based compensation liabilities	32	66
Total return swap	3	6
Other	45	42

Total accounts payable and accrued liabilities	$1,133	$1,008